UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2003

If amended report check here:      | | Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding
                                       entries.

 Brahman Capital Corp.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

 350 Madison Avenue, 22nd Floor     New York      NY        10017
--------------------------------------------------------------------------------
Business Address      (Street)      (City)      (State)     (Zip)


13F File Number: 28-4455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

William D'Eredita           Chief Financial Officer          (212) 681-9797
--------------------------------------------------------------------------------
Name                               (Title)                      (Phone)


                                          /s/ WILLIAM D'EREDITA
                                      ------------------------------------------
                                                  (Signature)

                                           New York, NY  August 13, 2003
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[x]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total:   36

Form 13F Information Table Value Total: $  692,820,790.00


..
List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1.  NONE                                6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

 Item 1                          Item 2     Item 3              Item 4            Item 5
                                                               Shares or
                                Title       CUSIP               Fair Market        Principal
Name of Issuer                  of Class    Number               Value                Amount


ACXIOM                         COMMON       005125-10-9          14,345,675.00        940,700
ALLIED CAPITAL                 COMMON       01903Q-10-8           1,155,000.00         50,000
AMAZON.COM INC.                COMMON       023135-95-6              25,000.00          5,000 (P)
AMAZON.COM INC.                COMMON       023135-95-6              30,000.00          2,000 (P)
BROOKFIELD HOMES CORP          COMMON       112723-10-1           4,186,530.00        271,500
CINCINNATI BELL                COMMON       171871-10-6          27,035,840.00      4,035,200
CAPITAL ONE                    COMMON       14040H-95-5           1,861,050.00          6,530 (P)
CV THERAPEUTICS                COMMON       126667-95-4             150,000.00            200 (P)
DAVITA INC.                    COMMON       23918K-10-8          77,347,710.00      2,888,264
DUN& BRADSTREET                COMMON       26483E-10-0          97,856,634.00      2,380,940
ECHOSTAR COMMUNICATIONS        COMMON       278762-10-9          24,951,673.00        720,730
ECHOSTAR COMMUNICATIONS        COMMON       278762-90-9                151,500            100  (C)
E FUNDS CORP                   COMMON       28224R-10-1          32,777,745.00      2,837,900
FAIR ISAAC & CO                COMMON       303250-10-4          35,641,988.00        692,750
FREDDIE MAC                    COMMON       313400-30-1          48,104,575.00        947,500
FREDDIE MAC                    COMMON       313400-90-1          10,508,400.00         12,510 (C )
FREDDIE MAC                    COMMON       313400-90-1               5,438.00             25 (C )
FIND SVP INC.                  COMMON       317718-30-2             573,750.00        375,000
FOOT LOCKER INC.               COMMON       344849-10-4          54,211,050.00      4,091,400
GENTIVA HEALTH                 COMMON       37247A-10-2             438,925.00         48,500
INTERGRAPH CORP                COMMON       458683-10-9          18,804,030.00        889,500
INTEL CORP                     COMMON       458140-95-0           2,450,000.00         17,500 (P)
IRON MOUNTAIN                  COMMON       462846-10-6          57,877,276.00      1,560,455
JUNIPER NETWORKS               COMMON       48203R-95-4           2,143,125.00          5,715 (P)
KANSAS CITY SOUTHERN           COMMON       485170-30-2             601,500.00         50,000
LEAPFROG ENTERPRISES           COMMON       52186N-95-6             294,300.00          1,090 (P)
 MOORE WALLACE                 COMMON       615857-10-9          30,833,872.00      2,100,400
 MULTIMEDIA GAMES              COMMON       625453-90-5              81,250.00            250 (C )
PENN NATIONAL GAMING           COMMON       707569-10-9          15,835,284.00        771,700
PENN NATIONAL GAMING           COMMON       707569-90-9             822,313.00          5,575 (C )
PEP BOYS                       COMMON       713278-10-9           3,699,038.00        273,800
RH DONNELLY CORP               COMMON       74955W-30-7          54,527,573.00      1,495,135
ROTECH HEALTHCARE              COMMON       778669-10-1          48,924,600.00      2,234,000
SEARS                          COMMON       812387-95-8           2,074,312.00          7,475 (P)
SOUTHERN UNION                 COMMON       844028-10-0          20,431,334.00      1,206,100
TECO ENERGY                    COMMON       872375-95-0           2,062,500.00         11,000 (P)



                                                          ---------------------
                                                                 692,820,790.00
                                                          =====================






     Note: The above schedule sets forth only the Section 13(f) securities under management  by Brahman  Capital at Juen 30, 2003 and required to be reported on
Form  13F.  The  limited  comments  of Form  13F  cannot  be used as a basis  of determining actual or prospective  investment performance and any attempt to use
such      information      may      be      materially       misleading.       .

 Item 1                                    Item 6                   Item 7                      Item 8
                           a) Sole   b) Shared      c) Shared-  Managers    a) Sole    b) Shared       c) Shared-
                                      As Defined        Other    See Instr.              As Defined         Other
Name of Issuer                        in Instr. V                    V                  in Instr. V
ACXIOM                       x                                    1            x
ALLIED CAPITAL               x                                    1            x
AMAZON.COM INC.              x                                    1            x
AMAZON.COM INC.              x                                    1            x
BROOKFIELD HOMES CORP        x                                    1            x
CINCINNATI BELL              x                                    1            x
CAPITAL ONE                  x                                    1            x
CV THERAPEUTICS              x                                    1            x
DAVITA INC.                  x                                    1            x
DUN& BRADSTREET              x                                    1            x
ECHOSTAR COMMUNICATIONS      x                                    1            x
ECHOSTAR COMMUNICATIONS      x                                    1            x
E FUNDS CORP                 x                                    1            x
FAIR ISAAC & CO              x                                    1            x
FREDDIE MAC                  x                                    1            x
FREDDIE MAC                  x                                    1            x
FREDDIE MAC                  x                                    1            x
FIND SVP INC.                x                                    1            x
FOOT LOCKER INC.             x                                    1            x
GENTIVA HEALTH               x                                    1            x
INTERGRAPH CORP              x                                    1            x
INTEL CORP                   x                                    1            x
IRON MOUNTAIN                x                                    1            x
JUNIPER NETWORKS             x                                    1            x
KANSAS CITY SOUTHERN         x                                    1            x
LEAPFROG ENTERPRISES         x                                    1            x
 MOORE WALLACE               x                                    1            x
 MULTIMEDIA GAMES            x                                    1            x
PENN NATIONAL GAMING         x                                    1            x
PENN NATIONAL GAMING         x                                    1            x
PEP BOYS                     x                                    1            x
RH DONNELLY CORP             x                                    1            x
ROTECH HEALTHCARE            x                                    1            x
SEARS                        x                                    1            x
SOUTHERN UNION               x                                    1            x
TECO ENERGY                  x                                    1            x
